9. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

							Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress	Other (*)	Total
Balance at December 31, 2015	263,539	2,689,241	11,072,244	38,730	3,199,386	563,086	17,826,226
Cost	263,539	3,429,573	18,601,088	182,830	3,199,386	811,080	26,487,496
Accumulated depreciation		(740,332)	(7,528,844)	(144,100)		(247,994)	(8,661,270)
Balance at December 31, 2015	263,539	2,689,241	11,072,244	38,730	3,199,386	563,086	17,826,226
Effect of foreign exchange differences	(13,348)	(38,538)	(149,908)	(915)	(8,345)	(2,973)	(214,027)
Acquisitions	4	100	205,488	867	1,412,685	16,987	1,636,131
Capitalized interest (notes 24 and 29)					215,794		215,794
Write-off (note 23)	(144)	(2,723)	(10,423)	(77)	(41,093)	(20,785)	(75,245)
Depreciation (note 22)		(116,760)	(1,096,668)	(5,822)		(34,929)	(1,254,179)
Transfers to other asset categories	14,951	298,121	2,318,728	444	(2,502,615)	(129,629)
Transfers to intangible assets					(16,538)		(16,538)
Acquisition control - CGPAR			7,377	189		575	8,141
Goodwill - Aquisition control CGPAR			57,889				57,889
Transfer of Metalic - Held for sale	(373)	(13,466)	(30,440)	(208)	(261)	(269)	(45,017)
Others		(296)	(4,657)	(45)	1,851	(149)	(3,296)
Balance at December 31, 2016	264,629	2,815,679	12,369,630	33,163	2,260,864	391,914	18,135,879
Cost	264,629	3,637,903	20,712,371	173,821	2,260,864	676,529	27,726,117
Accumulated depreciation		(822,224)	(8,342,741)	(140,658)		(284,615)	(9,590,238)
Balance at December 31, 2016	264,629	2,815,679	12,369,630	33,163	2,260,864	391,914	18,135,879
Effect of foreign exchange differences	8,702	21,737	72,811	593	3,076	265	107,184
Acquisitions	8,241	1,196	91,251	1,171	951,796	10,091	1,063,746
Capitalized interest (notes 24 and 29)					91,957		91,957
Write-off (note 23)	653	30,634	(30,383)	(37)	(2,536)	(26,388)	(28,057)
Depreciation (note 22)		(156,580)	(1,174,852)	(5,656)		(43,105)	(1,380,193)
Transfers to other asset categories	(2,485)	84,281	659,119	3,869	(805,207)	60,423
Transfers to intangible assets					(26,183)		(26,183)
Others			(1,656)		2,168	(6)	506
Balance at December 31, 2017	279,740	2,796,947	11,985,920	33,103	2,475,935	393,194	17,964,839
Cost	279,740	3,819,929	21,674,362	164,152	2,475,935	669,096	29,083,214
Accumulated depreciation		(1,022,982)	(9,688,442)	(131,049)		(275,902)	(11,118,375)
Balance at December 31, 2017	279,740	2,796,947	11,985,920	33,103	2,475,935	393,194	17,964,839

(*) Refer basically to railway assets such as courtyards, tracks and leasehold improvements, vehicles, hardware, mines, ore deposits, and spare part inventories.

The breakdown of the projects that comprise construction in progress is as follows:

					Consolidated
Project description	Start date	Completion date		12/31/2017	12/31/2016
Logistics
Current investments to maintain current operations at their full capacity.				106,956	103,284
				106,956	103,284
Mining
Expansion of Casa de Pedra Mine capacity production.	2007	2020	(1)	750,999	689,160
Expansion of TECAR export capacity.	2009	2022	(2)	275,811	253,545
Current investments to maintain current operations at their full capacity.				408,522	261,056
				1,435,332	1,203,761
Steel
Supply of 16 torpedo’s cars for operation in the steel industry.	2008	2019		99,483	91,779
Current investments to maintain current operations at their full capacity.			(3)	228,029	307,448
				327,512	399,227

Cement				554,865	529,631
Construction of cement plants.	2011	2020	(4)	51,270	24,961
Current investments to maintain current operations at their full capacity.				606,135	554,592

Total Construction in Progress				2,475,935	2,260,864

(1) Estimated completion date of the Central Plant Step 1;

(2) Estimated completion date of phase 60 Mtpa;

(3) Refers substantially to the reforming of batteries for coke ovens and reuse of the carbochemical cooling waters;

(4) Refers substantially to the acquisition of new Integrated Cement Plants

The average estimated useful lives are as follows (in years):

		Consolidated
	12/31/2017	12/31/2016
Buildings	39	41
Machinery, equipment and facilities	21	18
Furniture and fixtures	12	12
Other	17	14

9.a) Capitalized Interest

As of December 31, 2017, the Company capitalized borrowing costs amounting to R$91,957 in consolidated financial statement (as of December 31, 2016, R$215,794). These costs are basically estimated for the cement and mining projects, mainly relating to: new integrated cement plant; and (ii) Casa de Pedra (MG) expansion and TECAR (RJ), see notes 24 and 29.

The rates used to capitalize borrowing costs are as follows:

Rates	12/31/2017	12/31/2016
Unspecified projects	8.63%	10.48%